Taxation (Details) - ITALY	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2015
Income Tax [Line Items]
Additional tax rate election period beginning 2025			10 years
Effective tax rate	4.80%	4.80%